Vanguard® ESG U.S. Stock ETF
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (1.7%)
	Linde plc	92,845	32,836
	Air Products and Chemicals Inc.	41,528	11,177
	Nucor Corp.	48,138	6,357
	Newmont Corp.	149,113	6,047
	Fastenal Co.	108,116	5,822
	Albemarle Corp.	21,991	4,256
	LyondellBasell Industries NV Class A	48,221	4,125
	International Flavors & Fragrances Inc.	47,843	3,698
	Steel Dynamics Inc.	31,239	2,871
	Reliance Steel & Aluminum Co.	10,954	2,571
	Avery Dennison Corp.	15,274	2,461
	FMC Corp.	23,617	2,458
	CF Industries Holdings Inc.	36,691	2,257
	Mosaic Co.	63,781	2,038
	International Paper Co.	66,649	1,962
	Royal Gold Inc.	12,266	1,519
	Valvoline Inc.	32,261	1,242
*	Univar Solutions Inc.	30,192	1,075
	United States Steel Corp.	42,069	880
	UFP Industries Inc.	11,190	874
	Huntsman Corp.	34,242	813
	Ashland Inc.	9,508	807
	Element Solutions Inc.	42,426	761
	Balchem Corp.	5,927	733
	Cabot Corp.	10,371	710
*	Livent Corp.	30,193	696
	Westlake Corp.	6,156	640
	Avient Corp.	17,006	621
	Sensient Technologies Corp.	7,888	568
	Hecla Mining Co.	104,046	555
*	Arconic Corp.	18,939	547
	Boise Cascade Co.	7,341	527
	Quaker Chemical Corp.	2,566	487
	Scotts Miracle-Gro Co.	7,607	481
	NewMarket Corp.	1,114	434
	Innospec Inc.	4,604	425
	Stepan Co.	4,024	370
*	MP Materials Corp.	17,046	353
*	Constellium SE Class A	23,500	350
	Minerals Technologies Inc.	6,130	341
*	Ingevity Corp.	6,981	329

		Shares	Market Value ($000)
	Orion Engineered Carbons SA	11,141	258
	Sylvamo Corp.	6,297	248
	Tronox Holdings plc	21,815	232
	Compass Minerals International Inc.	6,328	201
*	Piedmont Lithium Inc.	3,323	182
	Kaiser Aluminum Corp.	2,930	177
*	Coeur Mining Inc.	51,619	155
*	Century Aluminum Co.	10,032	79
			109,606
Consumer Discretionary (15.6%)
*	Amazon.com Inc.	1,669,583	201,318
*	Tesla Inc.	485,499	99,008
	Home Depot Inc.	191,420	54,258
	Costco Wholesale Corp.	83,142	42,532
	McDonald's Corp.	138,812	39,577
*	Netflix Inc.	82,177	32,479
*	Walt Disney Co.	342,203	30,100
	NIKE Inc. Class B	225,998	23,789
	Lowe's Cos. Inc.	113,599	22,848
	Starbucks Corp.	215,430	21,035
*	Booking Holdings Inc.	7,262	18,219
	TJX Cos. Inc.	217,992	16,740
*	Uber Technologies Inc.	360,433	13,671
*	Activision Blizzard Inc.	145,813	11,694
	Target Corp.	86,973	11,387
*	Chipotle Mexican Grill Inc. Class A	5,170	10,735
*	MercadoLibre Inc.	8,634	10,698
*	O'Reilly Automotive Inc.	11,595	10,474
	Ford Motor Co.	740,283	8,883
	Dollar General Corp.	42,317	8,510
*	AutoZone Inc.	3,521	8,404
	Marriott International Inc. Class A	49,858	8,366
	Estee Lauder Cos. Inc. Class A	43,134	7,938
*	Airbnb Inc. Class A	70,449	7,733
*	Copart Inc.	79,957	7,003
*	Lululemon Athletica Inc.	20,926	6,946
	Yum! Brands Inc.	52,880	6,805
	Hilton Worldwide Holdings Inc.	49,266	6,706
	Ross Stores Inc.	64,016	6,633
	Electronic Arts Inc.	51,335	6,571
*	Trade Desk Inc. Class A	82,349	5,771
*	Dollar Tree Inc.	39,176	5,284
	Lennar Corp. Class A	48,904	5,239
*	Warner Bros Discovery Inc.	442,693	4,994
*	Aptiv plc	50,717	4,467
	Tractor Supply Co.	20,696	4,338
	eBay Inc.	101,889	4,334
*	Take-Two Interactive Software Inc.	31,035	4,274
*	Spotify Technology SA	26,295	3,915
	Genuine Parts Co.	26,067	3,882
*	Ulta Beauty Inc.	9,427	3,863
*	Royal Caribbean Cruises Ltd.	41,304	3,344
	Omnicom Group Inc.	37,616	3,317
*	NVR Inc.	550	3,055
	Garmin Ltd.	28,894	2,980
*	Coupang Inc. Class A	190,904	2,978
*	ROBLOX Corp. Class A	68,140	2,852
	PulteGroup Inc.	42,548	2,812

		Shares	Market Value ($000)
*	Liberty Media Corp.-Liberty Formula One Class C	39,700	2,795
	Interpublic Group of Cos. Inc.	72,725	2,705
	Best Buy Co. Inc.	37,130	2,698
*	Expedia Group Inc.	27,647	2,646
	LKQ Corp.	46,882	2,473
*	Deckers Outdoor Corp.	4,977	2,364
*	Live Nation Entertainment Inc.	29,243	2,338
	Pool Corp.	7,106	2,247
*	CarMax Inc.	29,607	2,138
	Fox Corp. Class A	65,899	2,056
*	Carnival Corp.	182,992	2,055
	BorgWarner Inc.	43,787	1,941
	Domino's Pizza Inc.	6,611	1,916
*	Etsy Inc.	23,489	1,904
*	Burlington Stores Inc.	12,206	1,837
	Vail Resorts Inc.	7,495	1,823
	Service Corp. International	28,081	1,786
	Tapestry Inc.	44,267	1,772
*	Floor & Decor Holdings Inc. Class A	19,373	1,769
*	Five Below Inc.	10,222	1,764
	Aramark	44,097	1,741
	Rollins Inc.	43,506	1,711
	News Corp. Class A	93,186	1,706
[1]	Paramount Global Class B	108,181	1,645
*	Grab Holdings Ltd. Class A	550,411	1,640
*	BJ's Wholesale Club Holdings Inc.	25,136	1,575
	Bath & Body Works Inc.	42,966	1,514
	Hasbro Inc.	24,651	1,463
*,1	Rivian Automotive Inc. Class A	97,567	1,437
	Williams-Sonoma Inc.	12,406	1,408
	Toll Brothers Inc.	20,671	1,399
	Lear Corp.	11,024	1,352
	Autoliv Inc.	16,188	1,319
*	Skechers USA Inc. Class A	25,148	1,292
	Whirlpool Corp.	9,984	1,291
*	Crocs Inc.	11,340	1,273
*,1	GameStop Corp. Class A	50,433	1,213
	Lithia Motors Inc. Class A	5,140	1,199
*	Norwegian Cruise Line Holdings Ltd.	78,657	1,168
	Gentex Corp.	44,119	1,159
*	SiteOne Landscape Supply Inc.	8,362	1,153
	VF Corp.	65,598	1,130
	Wingstop Inc.	5,644	1,125
	Wyndham Hotels & Resorts Inc.	16,299	1,112
	Tempur Sealy International Inc.	31,178	1,111
*	Delta Air Lines Inc.	30,245	1,099
*	On Holding AG Class A	39,632	1,088
	New York Times Co. Class A	30,464	1,079
	Murphy USA Inc.	3,734	1,032
	Nexstar Media Group Inc. Class A	6,747	1,018
	PVH Corp.	11,795	1,015
*	Planet Fitness Inc. Class A	15,679	1,003
	Hyatt Hotels Corp. Class A	8,890	956
*	elf Beauty Inc.	9,125	949
*	Bright Horizons Family Solutions Inc.	10,779	923
*	Liberty Media Corp.-Liberty SiriusXM Class A	31,380	878
	Marriott Vacations Worldwide Corp.	6,987	861
*	Asbury Automotive Group Inc.	4,105	858

		Shares	Market Value ($000)
	H&R Block Inc.	28,597	854
*,1	Lucid Group Inc.	109,201	847
	Southwest Airlines Co.	27,961	835
*	AutoNation Inc.	6,366	833
*	Taylor Morrison Home Corp. Class A	19,562	830
*	RH	3,371	826
	World Wrestling Entertainment Inc. Class A	8,096	820
	Ralph Lauren Corp. Class A	7,648	813
	Advance Auto Parts Inc.	11,101	809
*	Avis Budget Group Inc.	4,808	807
*	Capri Holdings Ltd.	23,004	807
	Harley-Davidson Inc.	25,223	785
	Meritage Homes Corp.	6,759	780
	Leggett & Platt Inc.	24,988	762
	Thor Industries Inc.	9,737	762
*	United Airlines Holdings Inc.	15,312	727
*	Goodyear Tire & Rubber Co.	52,272	718
*	Coty Inc. Class A	65,852	714
	Wendy's Co.	31,993	704
*	Fox Factory Holding Corp.	7,895	702
	U-Haul Holding Co.	14,934	691
*	Visteon Corp.	5,162	690
	Macy's Inc.	50,622	688
*	Hilton Grand Vacations Inc.	16,035	685
	Choice Hotels International Inc.	6,020	683
*	Duolingo Inc. Class A	4,534	678
	Penske Automotive Group Inc.	4,877	674
*	Ollie's Bargain Outlet Holdings Inc.	11,744	647
	TEGNA Inc.	41,607	644
	Madison Square Garden Sports Corp.	3,519	622
	KB Home	14,173	614
*	Grand Canyon Education Inc.	5,735	601
*	Adient plc	17,739	598
*	Wayfair Inc. Class A	14,809	597
	Group 1 Automotive Inc.	2,647	592
*	YETI Holdings Inc.	16,165	591
	Newell Brands Inc.	70,938	589
*	Skyline Champion Corp.	9,917	576
*	Lyft Inc. Class A	61,323	553
	Travel + Leisure Co.	15,073	550
*	Tri Pointe Homes Inc.	18,706	546
	Signet Jewelers Ltd.	8,303	527
	LCI Industries	4,651	502
	Columbia Sportswear Co.	6,706	495
*	Frontdoor Inc.	15,296	472
*	Shake Shack Inc. Class A	7,041	466
[1]	Sirius XM Holdings Inc.	130,203	464
	Steven Madden Ltd.	14,486	452
*	American Airlines Group Inc.	30,262	447
*	Topgolf Callaway Brands Corp.	26,168	447
	Carter's Inc.	7,071	440
	MDC Holdings Inc.	10,898	439
*,1	AMC Entertainment Holdings Inc. Class A	96,763	435
*	LGI Homes Inc.	3,821	435
*	Helen of Troy Ltd.	4,432	427
	Papa John's International Inc.	6,060	425
*	Peloton Interactive Inc. Class A	57,216	417
	Inter Parfums Inc.	3,295	414

		Shares	Market Value ($000)
*	SeaWorld Entertainment Inc.	7,374	411
	Rush Enterprises Inc. Class A	7,785	407
*	Cavco Industries Inc.	1,632	406
	Fox Corp. Class B	13,912	406
*	Dorman Products Inc.	4,913	403
	Kontoor Brands Inc.	10,288	403
	Cracker Barrel Old Country Store Inc.	4,091	401
	Foot Locker Inc.	15,063	381
	Kohl's Corp.	20,654	378
*	Boot Barn Holdings Inc.	5,496	372
*	National Vision Holdings Inc.	14,697	371
*	Urban Outfitters Inc.	11,827	365
	Graham Holdings Co. Class B	635	359
*	Six Flags Entertainment Corp.	13,849	354
*	Adtalem Global Education Inc.	8,368	347
	PriceSmart Inc.	4,779	346
*	Sonos Inc.	23,785	346
*	Gentherm Inc.	6,142	338
	Jack in the Box Inc.	3,857	334
	Century Communities Inc.	5,200	331
*	Liberty Media Corp.-Liberty SiriusXM Class C	11,732	328
	Strategic Education Inc.	4,161	328
*	Cinemark Holdings Inc.	20,200	323
[1]	Nordstrom Inc.	20,868	319
*,1	Luminar Technologies Inc. Class A	46,418	316
*,1	QuantumScape Corp. Class A	48,140	312
*	Leslie's Inc.	32,628	309
*	Victoria's Secret & Co.	15,101	308
	Dana Inc.	23,867	307
	Winnebago Industries Inc.	5,524	307
*	PROG Holdings Inc.	9,306	304
*	OPENLANE Inc.	19,969	300
	Laureate Education Inc.	24,800	300
*	Farfetch Ltd. Class A	60,858	300
*	ODP Corp.	7,406	297
*	Brinker International Inc.	8,100	296
*	TripAdvisor Inc.	19,033	296
	Gap Inc.	36,535	293
	American Eagle Outfitters Inc.	28,576	291
	John Wiley & Sons Inc. Class A	8,031	289
*	Driven Brands Holdings Inc.	11,600	288
	Upbound Group Inc.	9,448	283
*	Abercrombie & Fitch Co. Class A	9,006	279
	Acushnet Holdings Corp.	6,165	276
	Oxford Industries Inc.	2,741	274
*	Under Armour Inc. Class C	40,759	268
*	Alaska Air Group Inc.	5,965	268
*	Coursera Inc.	21,200	268
	Hanesbrands Inc.	64,935	267
*	Central Garden & Pet Co. Class A	7,594	261
*	Liberty Media Corp.-Liberty Braves Class C	7,061	259
	Monro Inc.	5,761	238
	Scholastic Corp.	5,551	236
*	Sally Beauty Holdings Inc.	19,944	225
*	Under Armour Inc. Class A	30,861	223
	HNI Corp.	8,553	218
	Matthews International Corp. Class A	5,638	217
	La-Z-Boy Inc.	8,038	215

		Shares	Market Value ($000)
*	Chegg Inc.	23,246	209
*	Lions Gate Entertainment Corp. Class B	21,472	208
*,1	Fisker Inc. Class A	32,698	205
*	Figs Inc. Class A	24,212	200
[1]	Krispy Kreme Inc.	13,300	199
	Dillard's Inc. Class A	700	193
	Wolverine World Wide Inc.	14,380	192
	MillerKnoll Inc.	14,018	190
*	Sabre Corp.	60,230	187
*	iRobot Corp.	4,968	176
	Buckle Inc.	5,569	171
*	Playtika Holding Corp.	16,818	169
*	Madison Square Garden Entertainment Corp.	4,800	168
	Dine Brands Global Inc.	2,764	165
*	PowerSchool Holdings Inc. Class A	8,500	161
*	IMAX Corp.	8,688	151
*	Overstock.com Inc.	7,877	148
*	American Axle & Manufacturing Holdings Inc.	20,865	141
*	G-III Apparel Group Ltd.	7,885	127
*	Mister Car Wash Inc.	15,000	124
*	Petco Health & Wellness Co. Inc. Class A	15,400	118
*	Lions Gate Entertainment Corp. Class A	11,396	117
[1]	Sinclair Broadcast Group Inc. Class A	7,500	115
*	Sphere Entertainment Co.	4,800	115
	Guess? Inc.	5,738	110
	Gray Television Inc.	14,975	105
*	JetBlue Airways Corp.	15,321	105
	Steelcase Inc. Class A	16,101	104
*	Liberty Media Corp.-Liberty Formula One Class A	1,611	102
[1]	U-Haul Holding Co.	1,873	99
*	Allegiant Travel Co.	883	86
*	EW Scripps Co. Class A	10,870	86
	Spirit Airlines Inc.	5,056	77
*	Liberty Media Corp.-Liberty Braves Class A	1,835	69
	Lennar Corp. Class B	642	61
*	iHeartMedia Inc. Class A	22,306	53
*	Qurate Retail Inc. Class A	62,576	52
	News Corp. Class B	400	7
			982,439
Consumer Staples (5.5%)
	Procter & Gamble Co.	443,359	63,179
	PepsiCo Inc.	259,656	47,348
	Coca-Cola Co.	733,414	43,755
	Mondelez International Inc. Class A	256,108	18,801
	CVS Health Corp.	241,112	16,403
	Colgate-Palmolive Co.	155,461	11,563
	McKesson Corp.	25,692	10,041
	General Mills Inc.	110,749	9,321
	Kimberly-Clark Corp.	63,193	8,486
*	Monster Beverage Corp.	137,504	8,061
	Archer-Daniels-Midland Co.	102,605	7,249
	Corteva Inc.	134,240	7,181
	Hershey Co.	27,409	7,118
	Sysco Corp.	95,367	6,671
	Kroger Co.	123,043	5,578
	AmerisourceBergen Corp.	30,558	5,199
	Kraft Heinz Co.	131,199	5,014
	Keurig Dr Pepper Inc.	160,927	5,008

		Shares	Market Value ($000)
	Church & Dwight Co. Inc.	45,555	4,212
	Walgreens Boots Alliance Inc.	134,645	4,089
	McCormick & Co. Inc. (Non-Voting)	47,052	4,034
	Clorox Co.	23,140	3,660
	Kellogg Co.	47,837	3,194
	Conagra Brands Inc.	88,322	3,080
	Lamb Weston Holdings Inc.	27,080	3,011
	J M Smucker Co.	19,397	2,843
	Tyson Foods Inc. Class A	52,242	2,646
	Bunge Ltd.	25,974	2,406
	Coca-Cola Europacific Partners plc	37,882	2,363
	Hormel Foods Corp.	53,801	2,058
*	Darling Ingredients Inc.	30,007	1,902
	Campbell Soup Co.	36,388	1,839
*	US Foods Holding Corp.	40,615	1,616
*	Celsius Holdings Inc.	10,357	1,300
	Ingredion Inc.	12,254	1,282
*	BellRing Brands Inc.	24,971	914
	Albertsons Cos. Inc. Class A	43,666	889
	Flowers Foods Inc.	35,162	878
*	Post Holdings Inc.	10,158	863
	Lancaster Colony Corp.	3,592	706
*	Sprouts Farmers Market Inc.	19,845	686
*	Hostess Brands Inc. Class A	25,008	622
*	Simply Good Foods Co.	16,619	601
	Coca-Cola Consolidated Inc.	832	551
	Spectrum Brands Holdings Inc.	7,476	540
*	Freshpet Inc.	8,509	509
	WD-40 Co.	2,586	490
*	Grocery Outlet Holding Corp.	16,691	479
*	TreeHouse Foods Inc.	9,564	453
*	Nomad Foods Ltd.	26,240	447
	J & J Snack Foods Corp.	2,824	435
	Energizer Holdings Inc.	13,323	434
	Edgewell Personal Care Co.	9,563	372
	Cal-Maine Foods Inc.	7,079	337
	Nu Skin Enterprises Inc. Class A	9,151	305
*	United Natural Foods Inc.	11,012	294
	Reynolds Consumer Products Inc.	10,200	280
*	National Beverage Corp.	4,386	217
*	Herbalife Ltd.	18,353	217
*	Hain Celestial Group Inc.	16,590	203
	Weis Markets Inc.	3,028	180
	B&G Foods Inc.	13,155	169
	Medifast Inc.	2,065	163
	Fresh Del Monte Produce Inc.	5,591	147
*	Beauty Health Co.	16,136	130
*	USANA Health Sciences Inc.	2,122	129
*,1	Beyond Meat Inc.	11,612	118
*	Olaplex Holdings Inc.	23,100	73
			345,342
Energy (0.2%)
*	Enphase Energy Inc.	24,527	4,265
*	First Solar Inc.	19,937	4,046
*	SolarEdge Technologies Inc.	10,342	2,946
*,1	Plug Power Inc.	97,400	810
*	Array Technologies Inc.	28,109	623
	Arcosa Inc.	9,052	594

		Shares	Market Value ($000)
*,1	ChargePoint Holdings Inc.	47,248	457
*	Ameresco Inc. Class A	5,906	255
*	SunPower Corp.	15,271	162
*	FuelCell Energy Inc.	75,690	161
*	Stem Inc.	26,806	148
	Enviva Inc.	5,700	50
			14,517
Financials (9.8%)
	JPMorgan Chase & Co.	547,901	74,356
	Bank of America Corp.	1,319,301	36,663
	S&P Global Inc.	60,477	22,221
	Goldman Sachs Group Inc.	61,608	19,955
	Morgan Stanley	231,560	18,932
	BlackRock Inc.	27,897	18,344
	Marsh & McLennan Cos. Inc.	93,065	16,117
	Citigroup Inc.	363,555	16,113
	Charles Schwab Corp.	285,462	15,041
	Chubb Ltd.	78,055	14,503
	Progressive Corp.	109,613	14,021
	CME Group Inc.	67,403	12,048
	Aon plc Class A	38,519	11,875
	Blackstone Inc.	133,277	11,414
	Intercontinental Exchange Inc.	103,653	10,982
	Moody's Corp.	29,991	9,504
	PNC Financial Services Group Inc.	75,573	8,754
	Arthur J Gallagher & Co.	39,052	7,823
	US Bancorp	259,704	7,765
	Truist Financial Corp.	249,692	7,608
	Travelers Cos. Inc.	43,975	7,442
	American International Group Inc.	139,539	7,372
	Aflac Inc.	114,471	7,350
	MSCI Inc. Class A	14,614	6,876
	MetLife Inc.	124,039	6,146
	Apollo Global Management Inc.	90,798	6,070
	Ameriprise Financial Inc.	19,709	5,883
	Bank of New York Mellon Corp.	137,849	5,542
	KKR & Co. Inc.	107,385	5,529
	Prudential Financial Inc.	69,147	5,441
	Allstate Corp.	49,622	5,381
	Discover Financial Services	50,021	5,139
*	Arch Capital Group Ltd.	66,490	4,634
	State Street Corp.	65,446	4,452
	Willis Towers Watson plc	20,199	4,421
	T. Rowe Price Group Inc.	41,247	4,420
	Hartford Financial Services Group Inc.	59,557	4,081
	M&T Bank Corp.	32,268	3,845
	Nasdaq Inc.	64,507	3,570
	Raymond James Financial Inc.	36,505	3,298
*	Markel Group Inc.	2,481	3,262
	Broadridge Financial Solutions Inc.	21,917	3,216
	Fifth Third Bancorp	127,823	3,102
	Regions Financial Corp.	175,415	3,029
	Principal Financial Group Inc.	45,413	2,973
	LPL Financial Holdings Inc.	14,883	2,899
	Cincinnati Financial Corp.	28,791	2,778
	Huntington Bancshares Inc.	269,246	2,776
	Northern Trust Corp.	38,529	2,771
	Brown & Brown Inc.	44,312	2,762

		Shares	Market Value ($000)
	FactSet Research Systems Inc.	7,083	2,726
	Everest Re Group Ltd.	7,992	2,717
	Cboe Global Markets Inc.	19,789	2,620
	First Citizens BancShares Inc. Class A	2,056	2,564
	Ares Management Corp. Class A	28,745	2,503
	Citizens Financial Group Inc.	91,603	2,362
	W R Berkley Corp.	38,594	2,149
	MarketAxess Holdings Inc.	6,992	1,905
*	Coinbase Global Inc. Class A	29,948	1,863
	Reinsurance Group of America Inc.	12,568	1,760
	RenaissanceRe Holdings Ltd.	9,195	1,732
	Globe Life Inc.	16,763	1,730
	Equitable Holdings Inc.	69,155	1,697
	Fidelity National Financial Inc.	48,791	1,666
	Annaly Capital Management Inc.	87,786	1,657
	Credicorp Ltd.	12,772	1,653
	KeyCorp	174,379	1,629
	Unum Group	37,156	1,614
	Ally Financial Inc.	55,974	1,493
	American Financial Group Inc.	12,569	1,411
	New York Community Bancorp Inc.	132,944	1,367
	Tradeweb Markets Inc. Class A	20,157	1,350
	Interactive Brokers Group Inc. Class A	17,427	1,346
	Franklin Resources Inc.	53,535	1,285
	Old Republic International Corp.	52,352	1,282
	East West Bancorp Inc.	26,537	1,270
	Primerica Inc.	6,825	1,242
	Voya Financial Inc.	18,237	1,236
	Kinsale Capital Group Inc.	4,064	1,231
	Assurant Inc.	10,020	1,202
	Webster Financial Corp.	32,404	1,152
	Cullen/Frost Bankers Inc.	10,922	1,094
	SEI Investments Co.	19,260	1,090
	Selective Insurance Group Inc.	11,137	1,077
	Stifel Financial Corp.	19,126	1,063
*	XP Inc. Class A	59,834	1,056
*,1	SoFi Technologies Inc.	151,170	1,049
	First American Financial Corp.	18,924	1,039
	First Horizon Corp.	99,235	1,023
	Commerce Bancshares Inc.	21,280	1,020
	Invesco Ltd.	70,050	1,007
[1]	AGNC Investment Corp.	107,279	986
	Affiliated Managers Group Inc.	7,029	978
	Starwood Property Trust Inc.	54,844	963
*	Robinhood Markets Inc. Class A	107,378	958
	Prosperity Bancshares Inc.	16,370	936
	RLI Corp.	7,322	907
	Comerica Inc.	24,501	884
	SouthState Corp.	13,959	873
	Essent Group Ltd.	19,537	863
	MGIC Investment Corp.	55,404	838
	Houlihan Lokey Inc. Class A	9,487	828
	OneMain Holdings Inc.	21,560	816
	Columbia Banking System Inc.	38,878	779
	Axis Capital Holdings Ltd.	14,646	760
	Home BancShares Inc.	35,106	754
	Zions Bancorp NA	27,611	753
	Popular Inc.	13,153	752

		Shares	Market Value ($000)
	Radian Group Inc.	29,388	751
	Hanover Insurance Group Inc.	6,635	740
	Evercore Inc. Class A	6,848	739
	FNB Corp.	66,695	733
	Synovus Financial Corp.	26,993	731
	Bank OZK	20,968	725
	Wintrust Financial Corp.	11,214	713
	United Bankshares Inc.	24,210	712
*	Ryan Specialty Holdings Inc. Class A	17,288	705
	SLM Corp.	45,002	687
	Pinnacle Financial Partners Inc.	14,058	684
	Old National Bancorp	54,437	676
	Western Alliance Bancorp	19,765	670
	Janus Henderson Group plc	25,493	670
	Lincoln National Corp.	31,922	668
	Rithm Capital Corp.	80,900	659
	First Financial Bankshares Inc.	24,141	625
	Cadence Bank	34,009	611
	White Mountains Insurance Group Ltd.	450	609
*	Mr Cooper Group Inc.	12,960	600
	Glacier Bancorp Inc.	20,696	596
	Valley National Bancorp	80,022	591
	Hancock Whitney Corp.	16,120	589
[1]	Blackstone Mortgage Trust Inc. Class A	32,235	586
	Assured Guaranty Ltd.	10,881	563
*	Focus Financial Partners Inc. Class A	10,786	562
*	Credit Acceptance Corp.	1,200	535
	American Equity Investment Life Holding Co.	13,203	521
	Kemper Corp.	11,910	515
*	Brighthouse Financial Inc.	12,772	514
	Community Bank System Inc.	9,979	493
*	Genworth Financial Inc. Class A	91,745	491
*	Enstar Group Ltd.	2,054	483
	UMB Financial Corp.	8,235	466
	CNO Financial Group Inc.	21,188	460
	Hamilton Lane Inc. Class A	6,736	457
	United Community Banks Inc.	19,934	451
	Moelis & Co. Class A	11,854	449
	Lazard Ltd. Class A	15,625	448
	BOK Financial Corp.	5,458	444
	International Bancshares Corp.	10,059	430
*	Texas Capital Bancshares Inc.	9,022	427
	Walker & Dunlop Inc.	5,761	422
	Piper Sandler Cos.	3,278	418
	Associated Banc-Corp	28,068	416
*	Axos Financial Inc.	10,740	406
	First Hawaiian Inc.	24,188	399
	Ameris Bancorp	12,416	392
[1]	Arbor Realty Trust Inc.	30,885	389
	WSFS Financial Corp.	11,504	385
	Jackson Financial Inc. Class A	13,906	385
*	NMI Holdings Inc. Class A	15,190	382
	Cathay General Bancorp	13,024	381
	ServisFirst Bancshares Inc.	9,448	381
	Independent Bank Corp.	8,585	379
	First Bancorp	33,762	377
	Simmons First National Corp. Class A	23,003	374
	Artisan Partners Asset Management Inc. Class A	11,362	364

		Shares	Market Value ($000)
	First Interstate BancSystem Inc. Class A	16,500	364
*,1	Upstart Holdings Inc.	13,339	363
	Atlantic Union Bankshares Corp.	14,116	361
	Fulton Financial Corp.	30,415	339
	Pacific Premier Bancorp Inc.	17,757	334
	First Financial Bancorp	17,432	331
	Virtu Financial Inc. Class A	17,747	312
	BancFirst Corp.	3,686	312
	Washington Federal Inc.	11,951	311
	Eastern Bankshares Inc.	28,601	310
	PennyMac Financial Services Inc.	4,997	305
	Towne Bank	13,109	305
	CVB Financial Corp.	24,619	296
	Navient Corp.	18,872	286
	First Merchants Corp.	10,820	286
	Bank of Hawaii Corp.	7,267	284
	Banner Corp.	6,432	278
	Seacoast Banking Corp. of Florida	13,300	275
	Hilltop Holdings Inc.	9,170	271
	Renasant Corp.	10,350	270
	Park National Corp.	2,700	267
	BankUnited Inc.	14,034	266
	NBT Bancorp Inc.	7,735	260
	Cohen & Steers Inc.	4,721	257
	WesBanco Inc.	10,644	257
	Virtus Investment Partners Inc.	1,324	253
	Nelnet Inc. Class A	2,713	251
	Corebridge Financial Inc.	15,100	251
*,1	Freedom Holding Corp.	3,000	248
*	Palomar Holdings Inc.	4,500	246
	Trustmark Corp.	11,709	244
	First Commonwealth Financial Corp.	19,189	243
	Northwest Bancshares Inc.	22,785	239
	BGC Partners Inc. Class A	58,309	237
	City Holding Co.	2,726	235
	Bank of NT Butterfield & Son Ltd.	9,305	233
	Horace Mann Educators Corp.	7,644	230
*	Triumph Financial Inc.	4,300	223
	Stock Yards Bancorp Inc.	5,292	222
	Two Harbors Investment Corp.	17,875	222
	Independent Bank Group Inc.	6,564	219
	Provident Financial Services Inc.	13,677	217
	Heartland Financial USA Inc.	7,644	211
	Chimera Investment Corp.	43,585	210
*	Open Lending Corp. Class A	20,112	204
	Ladder Capital Corp. Class A	21,300	203
	MFA Financial Inc.	19,023	201
	PennyMac Mortgage Investment Trust	16,825	196
	S&T Bancorp Inc.	7,235	194
	Safety Insurance Group Inc.	2,608	190
	CNA Financial Corp.	5,134	189
*	Avantax Inc.	8,824	187
	Employers Holdings Inc.	5,084	184
*	Encore Capital Group Inc.	4,275	184
	Westamerica Bancorp	4,858	184
	Hope Bancorp Inc.	21,821	175
	Sandy Spring Bancorp Inc.	8,288	174
	Argo Group International Holdings Ltd.	5,838	171

		Shares	Market Value ($000)
	WisdomTree Inc.	25,028	170
	Berkshire Hills Bancorp Inc.	8,085	165
*	Trupanion Inc.	7,231	162
*	SiriusPoint Ltd.	17,039	159
*,1	Lemonade Inc.	8,700	153
[1]	ARMOUR Residential REIT Inc.	29,854	150
	Capitol Federal Financial Inc.	24,023	144
	PacWest Bancorp	21,847	141
*	PRA Group Inc.	7,236	135
	Live Oak Bancshares Inc.	6,200	134
	Brightsphere Investment Group Inc.	6,093	131
	Brookline Bancorp Inc.	15,653	129
	1st Source Corp.	3,126	129
	Redwood Trust Inc.	20,905	124
	ProAssurance Corp.	9,985	121
	Eagle Bancorp Inc.	5,651	113
	TFS Financial Corp.	9,336	106
	BrightSpire Capital Inc. Class A	17,242	102
*	Columbia Financial Inc.	6,104	99
	Community Trust Bancorp Inc.	2,920	98
	Washington Trust Bancorp Inc.	3,131	80
	Kearny Financial Corp.	11,041	75
	Republic Bancorp Inc. Class A	1,648	69
	F&G Annuities & Life Inc.	3,329	69
			617,616
Health Care (14.4%)
	UnitedHealth Group Inc.	175,726	85,621
	Eli Lilly & Co.	158,224	67,951
	Merck & Co. Inc.	475,196	52,466
	AbbVie Inc.	331,981	45,800
	Pfizer Inc.	1,061,719	40,367
	Thermo Fisher Scientific Inc.	73,486	37,365
	Abbott Laboratories	322,123	32,857
	Danaher Corp.	121,614	27,925
	Bristol-Myers Squibb Co.	400,036	25,778
	Amgen Inc.	100,274	22,125
	Medtronic plc	251,008	20,773
*	Intuitive Surgical Inc.	66,114	20,353
	Elevance Health Inc.	45,225	20,253
	Stryker Corp.	66,011	18,191
	Gilead Sciences Inc.	235,778	18,141
*	Vertex Pharmaceuticals Inc.	48,010	15,535
	Zoetis Inc. Class A	88,440	14,417
*	Regeneron Pharmaceuticals Inc.	19,448	14,305
*	Boston Scientific Corp.	267,989	13,796
	Cigna Group	54,997	13,607
	Becton Dickinson & Co.	53,313	12,889
	Humana Inc.	23,731	11,910
	HCA Healthcare Inc.	40,535	10,709
*	Edwards Lifesciences Corp.	115,996	9,770
*	Dexcom Inc.	72,335	8,482
*	Biogen Inc.	26,899	7,973
*	Moderna Inc.	62,307	7,957
*	IDEXX Laboratories Inc.	15,385	7,150
*	IQVIA Holdings Inc.	34,858	6,864
	Agilent Technologies Inc.	55,501	6,420
*	Centene Corp.	102,794	6,415
*	Illumina Inc.	29,513	5,804

		Shares	Market Value ($000)
	ResMed Inc.	27,077	5,708
	Zimmer Biomet Holdings Inc.	39,372	5,014
*	Seagen Inc.	25,508	4,992
	West Pharmaceutical Services Inc.	13,866	4,640
*	Veeva Systems Inc. Class A	26,169	4,336
*	Alnylam Pharmaceuticals Inc.	23,083	4,271
*	Align Technology Inc.	14,737	4,166
*	Horizon Therapeutics plc	41,536	4,155
	Cardinal Health Inc.	48,288	3,974
	Baxter International Inc.	94,485	3,847
	STERIS plc	18,777	3,755
*	Hologic Inc.	45,619	3,599
*	Insulet Corp.	12,892	3,536
	Laboratory Corp. of America Holdings	16,602	3,528
	Cooper Cos. Inc.	9,094	3,379
*	ICON plc	15,049	3,206
*	BioMarin Pharmaceutical Inc.	34,609	3,009
*	Molina Healthcare Inc.	10,714	2,935
	Quest Diagnostics Inc.	20,751	2,753
	Revvity Inc.	23,693	2,732
*	Exact Sciences Corp.	32,808	2,676
	Bio-Techne Corp.	29,185	2,387
	Royalty Pharma plc Class A	69,801	2,285
*	Avantor Inc.	114,365	2,280
*	Incyte Corp.	34,238	2,107
	Viatris Inc.	227,389	2,081
	Teleflex Inc.	8,826	2,072
*	Penumbra Inc.	6,692	2,057
*	Sarepta Therapeutics Inc.	15,833	1,957
*	Henry Schein Inc.	25,403	1,877
*	Charles River Laboratories International Inc.	9,500	1,837
*	Shockwave Medical Inc.	6,650	1,829
*	United Therapeutics Corp.	8,391	1,760
*	Repligen Corp.	10,327	1,734
*	Neurocrine Biosciences Inc.	18,023	1,614
*	Inspire Medical Systems Inc.	5,338	1,561
	Universal Health Services Inc. Class B	11,640	1,538
*	Apellis Pharmaceuticals Inc.	17,468	1,500
*	Bio-Rad Laboratories Inc. Class A	3,998	1,493
*	Jazz Pharmaceuticals plc	11,563	1,482
	DENTSPLY SIRONA Inc.	40,219	1,453
*	Masimo Corp.	8,902	1,441
	Chemed Corp.	2,693	1,437
*	Tenet Healthcare Corp.	19,913	1,418
*	Novocure Ltd.	19,418	1,394
	Bruker Corp.	20,136	1,391
*	Karuna Therapeutics Inc.	6,043	1,369
*	Prometheus Biosciences Inc.	6,520	1,296
*	Catalent Inc.	33,592	1,251
*	Acadia Healthcare Co. Inc.	16,703	1,180
*	Exelixis Inc.	60,025	1,157
	Encompass Health Corp.	18,372	1,139
*	Lantheus Holdings Inc.	12,740	1,103
*	Ionis Pharmaceuticals Inc.	26,476	1,083
*	Intra-Cellular Therapies Inc.	17,097	1,015
*	Medpace Holdings Inc.	4,755	984
*	DaVita Inc.	10,428	977
*	Envista Holdings Corp.	30,533	974

		Shares	Market Value ($000)
*	agilon health Inc.	48,887	972
*	IVERIC bio Inc.	25,493	962
	Organon & Co.	47,681	925
*	10X Genomics Inc. Class A	17,290	907
	Ensign Group Inc.	10,058	891
*	Alkermes plc	30,487	882
*	Natera Inc.	18,312	863
*	Merit Medical Systems Inc.	10,432	860
*	Option Care Health Inc.	31,174	859
*	HealthEquity Inc.	15,499	849
*,1	CRISPR Therapeutics AG	13,112	840
	Perrigo Co. plc	25,261	807
*	Halozyme Therapeutics Inc.	24,796	804
*	Syneos Health Inc.	19,266	801
*	Haemonetics Corp.	9,341	790
*	Globus Medical Inc. Class A	14,503	785
*	QuidelOrtho Corp.	9,118	776
*	Vaxcyte Inc.	15,290	757
*	Neogen Corp.	40,448	707
*	Teladoc Health Inc.	30,330	702
*	Elanco Animal Health Inc.	83,896	684
*	Madrigal Pharmaceuticals Inc.	2,385	664
*	TG Therapeutics Inc.	24,875	662
	CONMED Corp.	5,429	659
*	Arrowhead Pharmaceuticals Inc.	19,100	657
*	ICU Medical Inc.	3,749	656
*	Doximity Inc. Class A	20,980	643
*	iRhythm Technologies Inc.	5,622	642
*	Blueprint Medicines Corp.	11,239	635
*	Ultragenyx Pharmaceutical Inc.	12,546	619
*	Denali Therapeutics Inc.	20,350	615
*	Omnicell Inc.	8,351	613
*	Guardant Health Inc.	20,479	600
*	Amicus Therapeutics Inc.	51,655	582
*	Cytokinetics Inc.	15,319	577
*	Intellia Therapeutics Inc.	15,405	574
*	Pacific Biosciences of California Inc.	46,175	572
*	Azenta Inc.	12,844	556
	Premier Inc. Class A	22,201	555
*	PTC Therapeutics Inc.	13,163	552
*	Inari Medical Inc.	9,014	544
	Select Medical Holdings Corp.	19,564	535
*	Prestige Consumer Healthcare Inc.	9,284	531
*	ACADIA Pharmaceuticals Inc.	22,487	528
*	Progyny Inc.	14,151	527
*	STAAR Surgical Co.	8,982	521
*	Integra LifeSciences Holdings Corp.	13,661	518
*	Integer Holdings Corp.	6,212	509
*	Prothena Corp. plc	7,372	490
*	Glaukos Corp.	8,545	487
*	Insmed Inc.	25,415	484
*	Sage Therapeutics Inc.	9,675	479
*	Reata Pharmaceuticals Inc. Class A	5,118	461
*	Inmode Ltd.	14,543	459
*	R1 RCM Inc.	28,165	458
*	Amedisys Inc.	6,000	456
*	Certara Inc.	21,782	453
*	Evolent Health Inc. Class A	15,363	448

		Shares	Market Value ($000)
*	LivaNova plc	10,016	444
*	Axonics Inc.	9,175	444
*	Privia Health Group Inc.	17,667	441
*	Xenon Pharmaceuticals Inc.	11,444	441
*,1	Axsome Therapeutics Inc.	5,970	440
	Patterson Cos. Inc.	16,268	426
*	NeoGenomics Inc.	23,569	405
*	REVOLUTION Medicines Inc.	16,136	402
*	Corcept Therapeutics Inc.	16,244	382
*	AtriCure Inc.	8,469	381
*	Beam Therapeutics Inc.	11,849	378
*	NuVasive Inc.	9,792	374
*	Vir Biotechnology Inc.	13,375	357
*	Surgery Partners Inc.	9,506	356
*	Cerevel Therapeutics Holdings Inc.	10,612	346
*	Veracyte Inc.	13,302	344
*	Myriad Genetics Inc.	14,962	330
*	CorVel Corp.	1,643	321
*	Pacira BioSciences Inc.	8,285	315
*	Mirati Therapeutics Inc.	8,348	310
*	Tandem Diabetes Care Inc.	11,907	309
*	Supernus Pharmaceuticals Inc.	9,199	305
	Embecta Corp.	10,652	295
*	Akero Therapeutics Inc.	6,500	290
*	Xencor Inc.	10,589	287
*	BioCryst Pharmaceuticals Inc.	34,441	285
*	Ironwood Pharmaceuticals Inc. Class A	25,628	279
*	FibroGen Inc.	16,106	278
*	Owens & Minor Inc.	13,655	277
*	Phreesia Inc.	9,200	276
*	Bridgebio Pharma Inc.	19,712	270
*	Maravai LifeSciences Holdings Inc. Class A	20,550	264
*	Sotera Health Co.	18,430	260
*,1	Ginkgo Bioworks Holdings Inc. Class A	162,391	257
*	Agios Pharmaceuticals Inc.	10,088	255
*	Iovance Biotherapeutics Inc.	28,158	246
*	Amylyx Pharmaceuticals Inc.	9,300	230
*	Zentalis Pharmaceuticals Inc.	8,712	227
*	Recursion Pharmaceuticals Inc. Class A	25,730	226
*	Aurinia Pharmaceuticals Inc.	25,060	225
*	Rocket Pharmaceuticals Inc.	10,400	218
*	Avanos Medical Inc.	8,522	209
*	Kymera Therapeutics Inc.	7,106	209
*	Pediatrix Medical Group Inc.	15,418	205
*	Biohaven Ltd.	11,703	205
*	Arvinas Inc.	8,984	196
*	Arcus Biosciences Inc.	9,512	195
*	Ligand Pharmaceuticals Inc.	2,774	194
*	SpringWorks Therapeutics Inc.	6,800	186
	Healthcare Services Group Inc.	13,674	185
*	Nevro Corp.	6,466	178
*	Relay Therapeutics Inc.	15,718	175
*	Harmony Biosciences Holdings Inc.	4,900	169
*,1	Cassava Sciences Inc.	7,026	160
*	Fulgent Genetics Inc.	4,000	159
*	Twist Bioscience Corp.	10,447	158
*	uniQure NV	8,200	158
*	Innoviva Inc.	11,612	157

		Shares	Market Value ($000)
*	NextGen Healthcare Inc.	10,104	157
*	Varex Imaging Corp.	7,088	156
*	Adaptive Biotechnologies Corp.	20,606	143
*	AdaptHealth Corp. Class A	13,400	140
*	Theravance Biopharma Inc.	12,406	139
*,1	Novavax Inc.	16,169	130
*	REGENXBIO Inc.	7,439	128
*	Editas Medicine Inc. Class A	12,906	118
*,1	CureVac NV	11,912	115
*	Alignment Healthcare Inc.	18,206	107
*	OPKO Health Inc.	76,136	106
*,1	Sana Biotechnology Inc.	17,500	105
*	Multiplan Corp.	70,850	98
*	Enhabit Inc.	9,123	98
*	American Well Corp. Class A	41,400	92
*	Enanta Pharmaceuticals Inc.	3,742	88
*	Alector Inc.	11,500	86
*	Allogene Therapeutics Inc.	14,600	77
*	Fate Therapeutics Inc.	15,328	77
*	CareDx Inc.	9,492	76
*,2	Scilex Holding Co. (Acquired 1/23/23, Cost $126)	12,014	64
*,1	OmniAb Inc.	14,492	63
*	Taro Pharmaceutical Industries Ltd.	1,552	57
*,3	OmniAb Inc. 12.5 Earnout	1,051	—
*,3	OmniAb Inc. 15 Earnout	1,051	—
			904,351
Industrials (10.5%)
	Visa Inc. Class A	305,387	67,500
	Mastercard Inc. Class A	159,832	58,342
	Accenture plc Class A	119,068	36,425
	United Parcel Service Inc. Class B	138,039	23,053
	Union Pacific Corp.	115,475	22,231
	Caterpillar Inc.	97,758	20,114
	American Express Co.	111,743	17,718
	Deere & Co.	51,043	17,660
	Automatic Data Processing Inc.	78,474	16,400
*	PayPal Holdings Inc.	214,044	13,269
	Illinois Tool Works Inc.	57,353	12,545
*	Fiserv Inc.	110,541	12,402
	CSX Corp.	394,427	12,097
	Sherwin-Williams Co.	44,894	10,226
	FedEx Corp.	43,864	9,561
	Johnson Controls International plc	129,333	7,721
	Cintas Corp.	16,282	7,687
	Capital One Financial Corp.	71,480	7,449
	Trane Technologies plc	43,166	7,046
	PACCAR Inc.	96,096	6,609
	Carrier Global Corp.	156,870	6,416
	Verisk Analytics Inc. Class A	29,176	6,393
	Paychex Inc.	60,518	6,350
	Otis Worldwide Corp.	78,230	6,220
	Fidelity National Information Services Inc.	111,371	6,078
*	Block Inc. Class A	100,637	6,077
	Rockwell Automation Inc.	21,593	6,016
	Old Dominion Freight Line Inc.	18,644	5,788
	DuPont de Nemours Inc.	86,064	5,783
*	Mettler-Toledo International Inc.	4,131	5,461
*	Keysight Technologies Inc.	33,650	5,445

		Shares	Market Value ($000)
	Vulcan Materials Co.	24,786	4,846
	Global Payments Inc.	49,003	4,787
	Equifax Inc.	22,769	4,750
	Martin Marietta Materials Inc.	11,687	4,652
	Xylem Inc.	44,162	4,425
	Ingersoll Rand Inc.	76,187	4,317
*	Fair Isaac Corp.	4,559	3,591
	Dover Corp.	26,327	3,510
	Expeditors International of Washington Inc.	29,778	3,285
*	Builders FirstSource Inc.	27,263	3,161
	Westinghouse Air Brake Technologies Corp.	34,004	3,150
*	FleetCor Technologies Inc.	13,513	3,061
	IDEX Corp.	14,260	2,840
*	Waters Corp.	11,049	2,776
	TransUnion	36,146	2,602
	JB Hunt Transport Services Inc.	15,453	2,580
*	NU Holdings Ltd. Class A	382,854	2,580
*	Zebra Technologies Corp. Class A	9,671	2,539
	Synchrony Financial	81,761	2,531
	Snap-on Inc.	9,894	2,462
*	Axon Enterprise Inc.	12,714	2,453
	Graco Inc.	31,458	2,406
	Nordson Corp.	10,749	2,343
*	Trimble Inc.	46,152	2,154
	Packaging Corp. of America	17,081	2,119
	Jack Henry & Associates Inc.	13,582	2,077
	Stanley Black & Decker Inc.	27,691	2,076
	CH Robinson Worldwide Inc.	21,799	2,061
	Carlisle Cos. Inc.	9,680	2,056
	Masco Corp.	42,300	2,044
	Watsco Inc.	6,167	2,000
*	BILL Holdings Inc.	18,600	1,927
	Toro Co.	19,553	1,913
	RPM International Inc.	23,955	1,911
	Owens Corning	17,469	1,857
	Cognex Corp.	32,550	1,789
	Allegion plc	16,433	1,721
	Lennox International Inc.	6,039	1,664
*	WillScot Mobile Mini Holdings Corp.	38,226	1,647
	Crown Holdings Inc.	21,586	1,645
	Knight-Swift Transportation Holdings Inc. Class A	29,294	1,611
*	AerCap Holdings NV	27,927	1,594
	Regal Rexnord Corp.	12,242	1,590
	A O Smith Corp.	23,455	1,500
	Fortune Brands Innovations Inc.	23,971	1,449
*	Saia Inc.	4,982	1,416
	AptarGroup Inc.	12,331	1,387
	Graphic Packaging Holding Co.	57,383	1,371
*	WEX Inc.	8,185	1,357
	nVent Electric plc	30,979	1,344
	Donaldson Co. Inc.	22,824	1,336
	Westrock Co.	47,610	1,334
*	Middleby Corp.	10,013	1,322
	Berry Global Group Inc.	22,815	1,305
*	Paylocity Holding Corp.	7,535	1,302
	Robert Half International Inc.	19,870	1,292
	AGCO Corp.	11,614	1,281
*	Generac Holdings Inc.	11,664	1,270

		Shares	Market Value ($000)
	Genpact Ltd.	33,469	1,231
*	Axalta Coating Systems Ltd.	41,350	1,200
*	TopBuild Corp.	5,953	1,200
*	FTI Consulting Inc.	6,371	1,198
	Landstar System Inc.	6,663	1,169
	Littelfuse Inc.	4,529	1,160
*	MasTec Inc.	11,411	1,157
	WESCO International Inc.	8,350	1,147
	Advanced Drainage Systems Inc.	11,639	1,126
*	GXO Logistics Inc.	19,786	1,106
	Sonoco Products Co.	18,305	1,096
	Eagle Materials Inc.	6,714	1,094
*	Trex Co. Inc.	20,651	1,060
	MKS Instruments Inc.	10,730	1,044
	Sealed Air Corp.	27,330	1,034
	Valmont Industries Inc.	3,920	1,028
	Brunswick Corp.	13,557	1,024
*	Euronet Worldwide Inc.	8,890	990
	Comfort Systems USA Inc.	6,616	979
	MSA Safety Inc.	6,928	953
	Simpson Manufacturing Co. Inc.	8,009	947
*	ExlService Holdings Inc.	6,076	917
	Maximus Inc.	11,307	915
*	Mohawk Industries Inc.	9,899	911
	Acuity Brands Inc.	5,993	903
*	XPO Inc.	19,230	902
	Triton International Ltd.	10,870	898
	Vontier Corp.	29,749	882
	Applied Industrial Technologies Inc.	7,140	878
*	API Group Corp.	38,549	871
*	Chart Industries Inc.	7,929	870
*	Atkore Inc.	7,301	853
	Watts Water Technologies Inc. Class A	5,152	816
*	Kirby Corp.	11,255	805
	Western Union Co.	69,958	797
	Franklin Electric Co. Inc.	8,599	782
	Louisiana-Pacific Corp.	13,342	781
	MSC Industrial Direct Co. Inc. Class A	8,630	776
	GATX Corp.	6,512	774
*	AMN Healthcare Services Inc.	8,021	762
	Badger Meter Inc.	5,443	750
	Air Lease Corp. Class A	19,495	741
	Insperity Inc.	6,665	738
	Ryder System Inc.	9,111	718
	AAON Inc.	8,207	711
*	Summit Materials Inc. Class A	22,261	704
	Belden Inc.	7,962	697
	ManpowerGroup Inc.	9,471	665
*	StoneCo Ltd. Class A	51,583	646
	HB Fuller Co.	10,052	633
	John Bean Technologies Corp.	5,930	632
	Hillenbrand Inc.	12,969	622
*	Affirm Holdings Inc. Class A	41,693	620
*	SPX Technologies Inc.	8,119	620
*	TriNet Group Inc.	6,929	616
*	Beacon Roofing Supply Inc.	9,583	613
*	Alight Inc. Class A	71,914	608
*	ASGN Inc.	9,175	600

		Shares	Market Value ($000)
*	O-I Glass Inc.	28,660	594
*	Shift4 Payments Inc. Class A	9,447	593
	Federal Signal Corp.	11,162	591
	Terex Corp.	12,489	579
*	Itron Inc.	8,490	575
	Brink's Co.	8,431	561
*	Dycom Industries Inc.	5,430	551
	Encore Wire Corp.	3,367	551
*	AZEK Co. Inc. Class A	23,346	543
	Armstrong World Industries Inc.	8,490	530
	Werner Enterprises Inc.	11,907	523
	Zurn Elkay Water Solutions Corp.	22,973	517
	Forward Air Corp.	5,059	492
	UniFirst Corp.	2,818	482
*	ACI Worldwide Inc.	20,868	476
	Herc Holdings Inc.	4,685	475
*	Bloom Energy Corp. Class A	33,735	463
	Installed Building Products Inc.	4,410	461
*	Verra Mobility Corp. Class A	26,101	460
	Korn Ferry	9,755	458
*	Hub Group Inc. Class A	6,064	446
*	CBIZ Inc.	8,822	445
*	RXO Inc.	21,118	441
	McGrath RentCorp	4,510	401
	Scorpio Tankers Inc.	8,744	400
	Kadant Inc.	2,104	399
	EVERTEC Inc.	11,267	388
*	Marqeta Inc. Class A	80,766	387
	ArcBest Corp.	4,500	377
*	Pagseguro Digital Ltd. Class A	37,341	372
*	Core & Main Inc. Class A	13,700	366
*	Masonite International Corp.	4,078	359
*	OSI Systems Inc.	2,959	352
	Trinity Industries Inc.	15,180	321
*	Flywire Corp.	10,502	315
*	Gibraltar Industries Inc.	5,806	304
*	Huron Consulting Group Inc.	3,676	299
	Granite Construction Inc.	8,197	297
	Helios Technologies Inc.	5,999	297
*,1	Enovix Corp.	20,418	271
*	Gates Industrial Corp. plc	22,607	265
	Primoris Services Corp.	9,814	263
	Bread Financial Holdings Inc.	9,312	262
	Schneider National Inc. Class B	10,054	261
	Griffon Corp.	8,100	255
	Tennant Co.	3,447	252
*	Masterbrand Inc.	24,207	251
	Lindsay Corp.	2,028	239
*,1	Dlocal Ltd. Class A	19,268	224
	ADT Inc.	39,028	222
	H&E Equipment Services Inc.	5,959	214
*	Kornit Digital Ltd.	9,294	209
*	JELD-WEN Holding Inc.	15,738	206
*	Legalzoom.com Inc.	17,900	200
	TriMas Corp.	7,762	196
[1]	ZIM Integrated Shipping Services Ltd.	15,300	195
	SFL Corp. Ltd.	21,319	183
*	American Woodmark Corp.	3,062	182

		Shares	Market Value ($000)
[1]	Golden Ocean Group Ltd.	22,800	161
*	Green Dot Corp. Class A	8,701	159
	Greenbrier Cos. Inc.	5,862	159
*	Cimpress plc	3,328	159
[1]	Star Bulk Carriers Corp.	9,200	158
*	Proto Labs Inc.	5,100	157
	Astec Industries Inc.	4,260	157
*,1	Virgin Galactic Holdings Inc.	44,736	155
	Apogee Enterprises Inc.	4,145	153
*	CryoPort Inc.	8,100	149
*	Hayward Holdings Inc.	12,500	136
	Heartland Express Inc.	8,511	133
	Deluxe Corp.	8,064	123
	TTEC Holdings Inc.	3,470	110
	Matson Inc.	1,519	104
[1]	Ardagh Metal Packaging SA	27,700	100
*	TrueBlue Inc.	5,941	98
	Trinseo plc	6,543	81
*	Forrester Research Inc.	2,169	62
			660,726
Real Estate (3.4%)
	Prologis Inc.	172,861	21,530
	American Tower Corp.	87,137	16,072
	Equinix Inc.	17,371	12,951
	Crown Castle Inc.	81,028	9,173
	Public Storage	29,329	8,309
	Realty Income Corp.	117,813	7,003
	Welltower Inc.	88,739	6,621
	Simon Property Group Inc.	61,232	6,439
*	CoStar Group Inc.	75,707	6,011
	Digital Realty Trust Inc.	53,851	5,518
	AvalonBay Communities Inc.	26,211	4,560
*	CBRE Group Inc. Class A	59,159	4,432
	SBA Communications Corp. Class A	19,984	4,432
	Equity Residential	69,495	4,225
	Invitation Homes Inc.	114,503	3,879
	Alexandria Real Estate Equities Inc.	32,288	3,663
	Extra Space Storage Inc.	24,887	3,590
	Ventas Inc.	74,892	3,231
	Mid-America Apartment Communities Inc.	21,558	3,170
	Iron Mountain Inc.	54,143	2,892
	Sun Communities Inc.	22,829	2,891
	WP Carey Inc.	39,125	2,714
	Essex Property Trust Inc.	12,050	2,603
	UDR Inc.	61,430	2,437
	Host Hotels & Resorts Inc.	132,812	2,205
	Equity LifeStyle Properties Inc.	33,263	2,101
	Kimco Realty Corp.	113,308	2,083
	Healthpeak Properties Inc.	102,554	2,047
	Camden Property Trust	19,435	2,030
	Life Storage Inc.	15,740	2,005
	Rexford Industrial Realty Inc.	36,677	1,997
	American Homes 4 Rent Class A	57,764	1,980
	CubeSmart	41,912	1,863
	Regency Centers Corp.	32,163	1,810
	Americold Realty Trust Inc.	50,387	1,476
	Lamar Advertising Co. Class A	16,215	1,457
	NNN REIT Inc.	33,962	1,445

		Shares	Market Value ($000)
	Boston Properties Inc.	29,457	1,434
	Federal Realty Investment Trust	15,069	1,329
*	Zillow Group Inc. Class C	29,031	1,324
	Healthcare Realty Trust Inc. Class A	71,120	1,324
	Omega Healthcare Investors Inc.	44,041	1,313
	First Industrial Realty Trust Inc.	24,687	1,283
	EastGroup Properties Inc.	7,721	1,271
*	Jones Lang LaSalle Inc.	8,975	1,260
	STAG Industrial Inc.	33,597	1,169
	Brixmor Property Group Inc.	55,909	1,120
	Agree Realty Corp.	16,376	1,056
	Spirit Realty Capital Inc.	26,059	1,018
	Apartment Income REIT Corp. Class A	28,035	973
	Terreno Realty Corp.	15,055	923
	Ryman Hospitality Properties Inc.	10,029	920
	Medical Properties Trust Inc.	111,293	918
	Rayonier Inc.	27,333	801
	Kite Realty Group Trust	40,592	789
	Independence Realty Trust Inc.	41,878	723
	PotlatchDeltic Corp.	14,835	690
	Phillips Edison & Co. Inc.	21,875	635
	Essential Properties Realty Trust Inc.	26,392	632
	Kilroy Realty Corp.	21,852	593
	Apple Hospitality REIT Inc.	40,286	585
	National Storage Affiliates Trust	15,993	585
	EPR Properties	13,926	581
	Physicians Realty Trust	42,492	580
	Cousins Properties Inc.	28,538	568
	Park Hotels & Resorts Inc.	41,977	543
	LXP Industrial Trust	51,044	528
*	Howard Hughes Corp.	6,923	516
	Broadstone Net Lease Inc.	32,342	507
*	Zillow Group Inc. Class A	11,134	499
	Corporate Office Properties Trust	21,194	484
	Vornado Realty Trust	33,232	451
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	18,641	439
	SITE Centers Corp.	35,743	426
	National Health Investors Inc.	7,843	409
	Highwoods Properties Inc.	19,627	406
	Equity Commonwealth	19,509	399
	Four Corners Property Trust Inc.	15,474	398
	Outfront Media Inc.	27,403	392
	Sunstone Hotel Investors Inc.	39,277	388
	Macerich Co.	40,055	386
	Tanger Factory Outlet Centers Inc.	18,800	383
	Douglas Emmett Inc.	31,785	369
	DigitalBridge Group Inc.	29,550	368
	CareTrust REIT Inc.	18,431	358
	Kennedy-Wilson Holdings Inc.	22,239	343
	Innovative Industrial Properties Inc.	5,185	343
	Pebblebrook Hotel Trust	24,235	329
	RLJ Lodging Trust	29,929	308
	DiamondRock Hospitality Co.	38,909	305
	St. Joe Co.	6,311	293
	Urban Edge Properties	21,706	289
	JBG SMITH Properties	20,225	286
	Retail Opportunity Investments Corp.	22,955	280
	SL Green Realty Corp.	11,887	275

		Shares	Market Value ($000)
	Getty Realty Corp.	7,813	268
*	Veris Residential Inc.	15,914	257
	Elme Communities	16,668	252
	Alexander & Baldwin Inc.	13,599	249
	Xenia Hotels & Resorts Inc.	21,138	246
*	Opendoor Technologies Inc.	89,975	238
	LTC Properties Inc.	7,353	236
*	Cushman & Wakefield plc	29,300	232
	Apartment Investment & Management Co. Class A	27,900	226
	Acadia Realty Trust	17,518	225
[1]	eXp World Holdings Inc.	13,200	203
	Global Net Lease Inc.	19,342	186
	American Assets Trust Inc.	9,328	178
	Uniti Group Inc.	44,198	164
	Centerspace	2,789	164
[1]	Empire State Realty Trust Inc. Class A	24,900	154
	Paramount Group Inc.	35,404	154
	RPT Realty	15,423	144
	Newmark Group Inc. Class A	24,936	143
	Piedmont Office Realty Trust Inc. Class A	22,871	142
	Marcus & Millichap Inc.	4,757	140
	Summit Hotel Properties Inc.	19,124	125
	Brandywine Realty Trust	31,193	122
	Hudson Pacific Properties Inc.	26,082	122
*	Anywhere Real Estate Inc.	19,737	120
	Universal Health Realty Income Trust	2,431	106
	Saul Centers Inc.	2,184	74
*	Star Holdings	3,121	48
*,1	WeWork Inc. Class A	39,708	7
			215,867
Technology (35.3%)
	Apple Inc.	2,823,115	500,397
	Microsoft Corp.	1,405,557	461,571
	NVIDIA Corp.	444,420	168,142
*	Alphabet Inc. Class C	1,068,027	131,762
*	Alphabet Inc. Class A	1,044,121	128,291
*	Meta Platforms Inc. Class A	417,976	110,647
	Broadcom Inc.	74,164	59,922
*	Salesforce Inc.	180,765	40,379
*	Adobe Inc.	85,852	35,868
*	Advanced Micro Devices Inc.	303,356	35,860
	Oracle Corp.	287,092	30,415
	Texas Instruments Inc.	170,424	29,633
	Intel Corp.	777,700	24,451
	QUALCOMM Inc.	210,502	23,873
	Intuit Inc.	51,748	21,689
	Applied Materials Inc.	158,101	21,075
*	ServiceNow Inc.	38,068	20,739
	Lam Research Corp.	25,264	15,580
	Micron Technology Inc.	203,901	13,906
*	Synopsys Inc.	28,576	13,001
*	Palo Alto Networks Inc.	55,870	11,922
*	Cadence Design Systems Inc.	51,174	11,817
	KLA Corp.	26,001	11,518
*	Snowflake Inc. Class A	58,226	9,628
	Marvell Technology Inc.	159,319	9,319
	NXP Semiconductors NV	48,568	8,699
*	Fortinet Inc.	121,139	8,277

		Shares	Market Value ($000)
*	Autodesk Inc.	40,885	8,152
*	Workday Inc. Class A	37,463	7,942
	Microchip Technology Inc.	99,852	7,515
*	ON Semiconductor Corp.	81,414	6,806
*	Crowdstrike Holdings Inc. Class A	40,428	6,474
	Cognizant Technology Solutions Corp. Class A	96,319	6,019
*	VMware Inc. Class A	39,632	5,401
	HP Inc.	184,434	5,360
*	Palantir Technologies Inc. Class A	345,180	5,078
*	Atlassian Corp. Class A	27,319	4,939
*	Gartner Inc.	14,348	4,919
*	Datadog Inc. Class A	49,838	4,730
*	HubSpot Inc.	8,706	4,510
	CDW Corp.	25,342	4,351
	Corning Inc.	138,069	4,254
	Monolithic Power Systems Inc.	8,582	4,204
*	VeriSign Inc.	17,403	3,886
*	Cloudflare Inc. Class A	53,073	3,671
*	MongoDB Inc. Class A	12,399	3,643
	Hewlett Packard Enterprise Co.	241,368	3,481
*	Zoom Video Communications Inc. Class A	46,092	3,094
	Skyworks Solutions Inc.	29,832	3,088
*	DoorDash Inc. Class A	46,887	3,061
*	Tyler Technologies Inc.	7,696	3,055
*	Splunk Inc.	30,548	3,033
	Teradyne Inc.	29,408	2,946
	Entegris Inc.	27,810	2,927
	NetApp Inc.	40,827	2,709
*	PTC Inc.	19,971	2,684
*	Akamai Technologies Inc.	29,104	2,681
	Paycom Software Inc.	9,554	2,676
*	Pinterest Inc. Class A	111,405	2,667
*	EPAM Systems Inc.	10,339	2,653
*	Okta Inc. Class A	28,355	2,577
*	Check Point Software Technologies Ltd.	18,767	2,342
*	Western Digital Corp.	59,664	2,311
	SS&C Technologies Holdings Inc.	41,424	2,277
*	Twilio Inc. Class A	32,702	2,277
	Jabil Inc.	24,445	2,188
	Seagate Technology Holdings plc	36,216	2,177
*	GoDaddy Inc. Class A	29,326	2,152
*	Zscaler Inc.	15,815	2,143
*	Flex Ltd.	84,374	2,142
*	Manhattan Associates Inc.	11,599	2,104
	Amdocs Ltd.	22,237	2,094
*	DocuSign Inc. Class A	37,036	2,089
*	Dynatrace Inc.	40,640	2,072
*	Lattice Semiconductor Corp.	25,484	2,072
*	Super Micro Computer Inc.	8,729	1,955
*	Qorvo Inc.	18,669	1,816
	Gen Digital Inc.	102,987	1,806
*	Match Group Inc.	52,257	1,803
*	Black Knight Inc.	29,063	1,679
*	F5 Inc.	11,103	1,639
*	Ceridian HCM Holding Inc.	25,641	1,586
*	Pure Storage Inc. Class A	53,514	1,541
	National Instruments Corp.	24,521	1,417
*	Globant SA	7,697	1,415

		Shares	Market Value ($000)
*	Arrow Electronics Inc.	10,930	1,384
*,1	Unity Software Inc.	44,267	1,316
*	Guidewire Software Inc.	15,392	1,277
*	Rambus Inc.	19,970	1,277
*	Nutanix Inc. Class A	43,058	1,275
*	ZoomInfo Technologies Inc. Class A	51,514	1,274
*	UiPath Inc. Class A	70,871	1,268
	Universal Display Corp.	8,162	1,203
*	Smartsheet Inc. Class A	23,920	1,186
*	CyberArk Software Ltd.	7,532	1,165
*	Dropbox Inc. Class A	50,434	1,161
*	Wolfspeed Inc.	23,128	1,111
	Vertiv Holdings Co. Class A	56,969	1,099
*	Novanta Inc.	6,608	1,094
*	DXC Technology Co.	43,187	1,081
*	Elastic NV	14,503	1,056
*	SPS Commerce Inc.	6,722	1,047
*	AppLovin Corp. Class A	41,027	1,026
*	Toast Inc. Class A	47,846	1,003
*	Onto Innovation Inc.	9,227	991
*	Axcelis Technologies Inc.	6,120	964
	Dolby Laboratories Inc. Class A	11,107	917
	Power Integrations Inc.	10,567	913
*	Qualys Inc.	7,172	906
*	Teradata Corp.	19,219	901
*	Five9 Inc.	13,170	871
*	Tenable Holdings Inc.	20,936	858
*	Workiva Inc. Class A	8,846	857
*	Aspen Technology Inc.	5,099	836
*	Silicon Laboratories Inc.	5,885	828
*	Procore Technologies Inc.	13,317	805
*	Cirrus Logic Inc.	10,277	798
*	Insight Enterprises Inc.	5,852	791
*	Wix.com Ltd.	10,374	791
	TD SYNNEX Corp.	8,798	786
*	Fabrinet	6,886	780
*	SentinelOne Inc. Class A	35,868	767
*	Diodes Inc.	8,351	750
	Avnet Inc.	17,032	747
*	Confluent Inc. Class A	23,493	746
*	Box Inc. Class A	26,053	734
*	Altair Engineering Inc. Class A	9,672	709
*	New Relic Inc.	9,985	703
	Concentrix Corp.	7,971	699
*	Clarivate plc	88,930	694
*,1	GLOBALFOUNDRIES Inc.	11,884	693
	Advanced Energy Industries Inc.	7,021	689
*	Blackbaud Inc.	8,692	638
*	Synaptics Inc.	7,419	638
	Vishay Intertechnology Inc.	24,320	627
*	CommVault Systems Inc.	8,398	585
*	NCR Corp.	24,066	570
*,1	MicroStrategy Inc. Class A	1,857	560
*	RingCentral Inc. Class A	16,067	558
*	DoubleVerify Holdings Inc.	15,984	557
*	Rogers Corp.	3,516	554
*	Global-e Online Ltd.	15,260	547
	Kulicke & Soffa Industries Inc.	10,326	546

		Shares	Market Value ($000)
*	BlackLine Inc.	10,369	540
*	Envestnet Inc.	10,284	538
*	Rapid7 Inc.	11,010	525
*	Varonis Systems Inc. Class B	19,948	524
*	Appfolio Inc. Class A	3,624	519
*	DigitalOcean Holdings Inc.	12,893	505
*	Ziff Davis Inc.	8,541	504
*	Ambarella Inc.	6,937	502
*	Allegro MicroSystems Inc.	12,400	488
*	Perficient Inc.	6,314	483
	Progress Software Corp.	7,966	478
	Dun & Bradstreet Holdings Inc.	47,395	474
	Amkor Technology Inc.	18,824	466
*	Alarm.com Holdings Inc.	8,999	452
*,1	C3.ai Inc. Class A	11,200	448
*	FormFactor Inc.	14,277	447
*	Alteryx Inc. Class A	11,209	436
*	PagerDuty Inc.	16,018	436
*	Verint Systems Inc.	11,999	431
*	Yelp Inc. Class A	12,668	424
*	Monday.com Ltd.	2,300	414
*	Impinj Inc.	4,000	409
*	MaxLinear Inc. Class A	13,425	392
*	NetScout Systems Inc.	12,665	387
*	Sprout Social Inc. Class A	8,661	375
	Pegasystems Inc.	7,742	374
*	Cargurus Inc. Class A	18,925	356
*	nCino Inc.	12,900	355
*	CCC Intelligent Solutions Holdings Inc.	32,200	352
*	Gitlab Inc. Class A	9,506	351
*	Fastly Inc. Class A	21,040	343
*	Schrodinger Inc.	10,100	338
*	Asana Inc. Class A	13,651	326
*	Appian Corp. Class A	7,455	319
*	Q2 Holdings Inc.	10,424	304
*	JFrog Ltd.	12,400	302
*	SiTime Corp.	3,013	299
	Xerox Holdings Corp.	21,168	298
	Clear Secure Inc. Class A	11,900	294
*	Magnite Inc.	24,506	291
*	Freshworks Inc. Class A	18,300	288
*	LiveRamp Holdings Inc.	11,747	286
	Methode Electronics Inc.	6,600	284
*	Bumble Inc. Class A	18,543	284
	CSG Systems International Inc.	5,801	278
	CTS Corp.	5,938	271
*	Semtech Corp.	11,703	254
*	Paycor HCM Inc.	11,300	248
*	Veradigm Inc.	20,086	237
*	IonQ Inc.	21,984	237
*	PROS Holdings Inc.	7,668	232
*	Momentive Global Inc.	24,186	229
*	Jamf Holding Corp.	12,306	226
	Shutterstock Inc.	4,458	222
*	Cerence Inc.	7,656	218
*	3D Systems Corp.	23,663	194
*	Yext Inc.	21,047	193
	Adeia Inc.	19,400	190

		Shares	Market Value ($000)
*	E2open Parent Holdings Inc.	37,524	188
*	Upwork Inc.	22,413	184
*	N-able Inc.	12,937	184
*	Stratasys Ltd.	12,376	180
*	Everbridge Inc.	7,400	178
*	TechTarget Inc.	5,000	174
*	Digital Turbine Inc.	17,342	158
*	Fiverr International Ltd.	5,753	151
*	Thoughtworks Holding Inc.	16,600	137
*	ScanSource Inc.	4,696	135
*	Consensus Cloud Solutions Inc.	3,507	128
*	Matterport Inc.	42,900	127
*	BigCommerce Holdings Inc.	12,000	96
*	SolarWinds Corp.	8,638	80
*	LivePerson Inc.	13,006	48
*,3	Yandex NV Class A	54,882	—
			2,224,889
Telecommunications (2.7%)
	Cisco Systems Inc.	771,871	38,339
	Comcast Corp. Class A	785,738	30,919
	Verizon Communications Inc.	789,479	28,129
	AT&T Inc.	1,344,927	21,156
*	T-Mobile US Inc.	110,183	15,123
	Motorola Solutions Inc.	30,905	8,713
*	Arista Networks Inc.	46,199	7,685
*	Charter Communications Inc. Class A	19,750	6,441
	Juniper Networks Inc.	59,914	1,820
*	Roku Inc. Class A	22,822	1,328
*	Ciena Corp.	27,595	1,290
*	Liberty Global plc Class C	41,751	711
*	Frontier Communications Parent Inc.	45,954	684
	Cable One Inc.	1,116	683
*	Lumentum Holdings Inc.	12,825	678
*	Liberty Global plc Class A	38,613	629
*	Calix Inc.	10,760	501
	Cogent Communications Holdings Inc.	8,023	494
*	Extreme Networks Inc.	23,400	482
	InterDigital Inc.	5,455	453
*	Viavi Solutions Inc.	41,883	412
	Lumen Technologies Inc.	192,655	381
*	DISH Network Corp. Class A	46,642	300
*	Liberty Latin America Ltd. Class C	26,282	192
	Shenandoah Telecommunications Co.	8,900	169
*	CommScope Holding Co. Inc.	37,903	158
	Ubiquiti Inc.	800	130
	Telephone & Data Systems Inc.	18,869	126
*	Xperi Inc.	7,720	91
*	Liberty Latin America Ltd. Class A	7,448	54
			168,271
Utilities (0.6%)
	Waste Management Inc.	77,022	12,471
	Republic Services Inc. Class A	38,751	5,488
	American Water Works Co. Inc.	36,194	5,228
	Atmos Energy Corp.	26,722	3,081
	Essential Utilities Inc.	43,434	1,770
*	Clean Harbors Inc.	9,575	1,344
	New Jersey Resources Corp.	17,917	868

			Shares	Market Value ($000)
*		Casella Waste Systems Inc. Class A	9,269	836
		Ormat Technologies Inc.	9,755	830
		ONE Gas Inc.	9,982	808
		Southwest Gas Holdings Inc.	12,532	734
*		Stericycle Inc.	17,230	726
*		Sunrun Inc.	39,130	690
		Spire Inc.	9,593	620
		California Water Service Group	10,260	584
		SJW Group	4,968	380
*,1		Sunnova Energy International Inc.	18,306	323
		Northwest Natural Holding Co.	6,400	273
				37,054
Total Common Stocks (Cost $6,000,883)				6,280,678
		Coupon
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund (Cost $32,191)	5.125%	321,978	32,191
Total Investments (100.2%) (Cost $6,033,074)				6,312,869
Other Assets and Liabilities—Net (-0.2%)				(11,059)
Net Assets (100%)				6,301,810
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $16,824,000.
2	Restricted securities totaling $64,000, representing 0.0% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $18,247,000 was received for securities on loan, of which $18,233,000 is held in Vanguard Market Liquidity Fund and $14,000 is held in cash.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	106	22,210	519

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,280,614	64	—	6,280,678
Temporary Cash Investments	32,191	—	—	32,191
Total	6,312,805	64	—	6,312,869

Derivative Financial Instruments
Assets
Futures Contracts[1]	519	—	—	519
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.